UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21702

Name of Fund: BlackRock Health Sciences Trust (BME)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Health Sciences Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 12/31/2015

Date of reporting period: 09/30/2015

Item 1 – Schedule of Investments

Schedule of Investments September 30, 2015 (Unaudited)	BlackRock Health Sciences Trust (BME)
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Biotechnology — 24.7%
ACADIA Pharmaceuticals, Inc. (a)(b)	10,000	$330,700
Acceleron Pharma, Inc. (a)(b)	25,500	634,950
Actelion Ltd.	11,300	1,436,185
Alder Biopharmaceuticals, Inc. (a)(b)	14,600	478,296
Alexion Pharmaceuticals, Inc. (a)(b)	40,660	6,358,817
Alkermes PLC (a)(b)	38,700	2,270,529
Alnylam Pharmaceuticals, Inc. (a)(b)	5,118	411,282
Amgen, Inc. (b)	43,322	5,992,299
Anacor Pharmaceuticals, Inc. (a)(b)	34,800	4,096,308
Aquinox Pharmaceuticals, Inc. (a)	14,100	198,387
Axovant Sciences Ltd. (a)	12,200	157,624
Baxalta, Inc. (b)	78,300	2,467,233
Biogen, Inc. (a)(b)	20,595	6,009,827
BioMarin Pharmaceutical, Inc. (a)(b)	13,300	1,400,756
Celgene Corp. (a)(b)	101,786	11,010,192
Cellectis SA — ADR (a)	8,600	226,696
Cidara Therapeutics, Inc. (a)	2,540	32,309
Clovis Oncology, Inc. (a)(b)	11,500	1,057,540
Dyax Corp. (a)(b)	66,327	1,266,182
Genomic Health, Inc. (a)	24,100	509,956
Gilead Sciences, Inc. (b)	54,400	5,341,536
Global Blood Therapeutics, Inc. (a)	9,400	396,304
Incyte Corp. (a)(b)	13,800	1,522,554
Infinity Pharmaceuticals, Inc. (a)	49,900	421,655
Inotek Pharmaceuticals Corp. (a)	27,996	263,162
Intercept Pharmaceuticals, Inc. (a)(b)	6,100	1,011,746
Isis Pharmaceuticals, Inc. (a)(b)	36,100	1,459,162
Medivation, Inc. (a)	52,900	2,248,250
Neurocrine Biosciences, Inc. (a)(b)	33,362	1,327,474
Otonomy, Inc. (a)	9,000	160,290
Pronai Therapeutics, Inc. (a)	4,100	84,132
ProNAi Therapeutics, Inc. (Acquired 7/16/15, cost $272,600) (a)(c)	54,596	1,064,294
PTC Therapeutics, Inc. (a)	18,200	485,940
Regeneron Pharmaceuticals, Inc. (a)(b)	8,158	3,794,612
REGENXBIO, Inc. (Acquired 5/14/15, cost $343,081) (a)(c)	35,850	750,287
Sage Therapeutics, Inc. (a)	5,742	243,001
Sarepta Therapeutics, Inc. (a)(b)	29,200	937,612
Seattle Genetics, Inc. (a)(b)	13,367	515,432
Seres Therapeutics, Inc. (a)(d)	16,300	483,132
Seres Therapeutics, Inc. (Acquired 6/26/15, cost $251,900) (a)(c)	20,710	583,152
Spark Therapeutics, Inc. (a)(b)	7,521	313,851
Ultragenyx Pharmaceutical, Inc. (a)(b)	19,015	1,831,335
Vertex Pharmaceuticals, Inc. (a)(b)	29,405	3,062,237
Zafgen, Inc. (a)(b)	11,000	351,450

		74,998,668
Electronic Equipment, Instruments & Components — 0.5%
FEI Co.	20,200	1,475,408

Common Stocks	Shares	Value
Health Care Equipment & Supplies — 18.9%
Abbott Laboratories (b)	182,600	$7,344,172
AtriCure, Inc. (a)	8,962	196,357
Baxter International, Inc. (b)	10,400	341,640
Becton Dickinson and Co. (b)	38,333	5,085,256
Boston Scientific Corp. (a)(b)	490,200	8,044,182
CONMED Corp.	12,900	615,846
Cooper Cos., Inc. (b)	19,600	2,917,656
CR Bard, Inc. (b)	10,300	1,918,993
DexCom, Inc. (a)(b)	15,300	1,313,658
Edwards Lifesciences Corp. (a)	20,899	2,971,211
Endologix, Inc. (a)	46,412	569,011
Insulet Corp. (a)(b)	15,900	411,969
Intuitive Surgical, Inc. (a)(b)	3,300	1,516,614
Masimo Corp. (a)	35,700	1,376,592
Medtronic PLC (b)	152,413	10,202,526
St. Jude Medical, Inc. (b)	79,500	5,015,655
Stryker Corp. (b)	70,600	6,643,460
Thoratec Corp. (a)	12,500	790,750

		57,275,548
Health Care Providers & Services — 18.5%
Aetna, Inc. (b)	31,211	3,414,796
Amedisys, Inc. (a)(b)	36,200	1,374,514
AmerisourceBergen Corp. (b)	21,200	2,013,788
Anthem, Inc. (b)	48,800	6,832,000
Cardinal Health, Inc. (b)	43,030	3,305,565
Cigna Corp. (b)	37,100	5,009,242
Express Scripts Holding Co. (a)(b)	28,776	2,329,705
HCA Holdings, Inc. (a)(b)	52,494	4,060,936
HealthEquity, Inc. (a)(b)	18,200	537,810
Humana, Inc. (b)	9,800	1,754,200
McKesson Corp. (b)	40,700	7,530,721
Teladoc, Inc. (a)(d)	20,200	450,258
UnitedHealth Group, Inc. (b)	108,302	12,564,115
Universal Health Services, Inc., Class B (b)	34,300	4,280,983
Wellcare Health Plans, Inc. (a)	7,600	654,968

		56,113,601
Health Care Technology — 0.4%
Cerner Corp. (a)(b)	17,800	1,067,288
Life Sciences Tools & Services — 2.6%
Bio-Rad Laboratories, Inc. (a)(b)	4,800	644,688
Charles River Laboratories International, Inc. (a)	49,000	3,112,480
Illumina, Inc. (a)(b)	5,000	879,100
Thermo Fisher Scientific, Inc.	26,700	3,264,876

		7,901,144
Pharmaceuticals — 28.3%
AbbVie, Inc. (b)(e)	97,686	5,315,095
Allergan PLC (a)(b)	26,125	7,101,036

Portfolio Abbreviations

ADR	American Depositary Receipt	GBP	British Pound	USD	U.S. Dollar
CHF	Swiss Franc	HKD	Hong Kong Dollar
EUR	Euro	JPY	Japanese Yen

SEPTEMBER 30, 2015	1

Schedule of Investments (continued)	BlackRock Health Sciences Trust (BME)

Common Stocks	Shares	Value
Pharmaceuticals (continued)
AstraZeneca PLC	68,800	$4,363,185
Bristol-Myers Squibb Co. (b)	130,030	7,697,776
Cempra, Inc. (a)(b)	24,800	690,432
Chugai Pharmaceutical Co. Ltd.	43,700	1,342,168
Dermira, Inc. (a)	16,600	387,444
Eli Lilly & Co. (b)	125,000	10,461,250
Intra-Cellular Therapies, Inc. (a)(b)	55,081	2,205,443
Jazz Pharmaceuticals PLC (a)(b)	5,000	664,050
Johnson & Johnson (b)	49,370	4,608,690
Mallinckrodt PLC (a)(b)	24,843	1,588,461
Merck & Co., Inc. (b)	93,200	4,603,148
Mylan NV (a)(b)	79,000	3,180,540
Nektar Therapeutics (a)(b)	105,400	1,155,184
Novartis AG	50,000	4,595,594
Novartis AG — ADR (b)	17,900	1,645,368
Perrigo Co. PLC (b)	7,402	1,164,113
Pfizer, Inc. (b)	108,000	3,392,280
Phibro Animal Health Corp., Class A	22,600	714,838
Roche Holding AG	11,600	3,079,470
Sanofi — ADR (b)	13,700	650,339
Shire PLC — ADR (b)	16,000	3,283,680
Teva Pharmaceutical Industries Ltd. — ADR (b)	87,100	4,917,666
UCB SA	12,300	963,621
Valeant Pharmaceuticals International, Inc. (a)(b)	25,700	4,584,366
Zoetis, Inc. (b)	37,000	1,523,660

		85,878,897
Total Common Stocks — 93.9%		284,710,554

Preferred Stocks
Biotechnology — 1.3%
Acerta Pharma BV, Series B (Acquired 5/6/15, cost $2,192,004), 0.00% (a)(c)	190,609	2,192,004
Afferent Pharmaceuticals, Inc., Series C (Acquired 6/30/15, cost $466,520), 0.00% (a)(c)	190,160	466,520
Corvus Pharmaceuticals, Inc. (Acquired 9/11/15, cost $297,937), 0.00% (a)(c)	21,266	297,937

Preferred Stocks	Shares	Value
Biotechnology (continued)
CytomX Therapeutics, Inc., Series D (Acquired 6/11/15, cost $262,220), 0.00% (a)(c)	1,767,672	$399,494
Intellia Therapeutics, Inc. (Acquired 8/19/15, cost $248,566), 0.00% (a)(c)	47,346	248,566
Ovid Therapeutics, Inc. (Acquired 8/7/15, cost $503,165), 0.00% (a)(c)	80,765	503,165

		4,107,686
Pharmaceuticals — 0.2%
Syndax Pharmaceuticals, Inc. (Acquired 8/19/15, cost $495,693), 0.00% (a)(c)	44,286	495,693
Total Preferred Stocks — 1.5%		4,603,379
Total Long-Term Investments (Cost — $210,499,023) — 95.4%		289,313,933

Short-Term Securities
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.10% (f)(g)	12,275,618	12,275,618
	Beneficial Interest (000)
BlackRock Liquidity Series, LLC Money Market Series, 0.26% (f)(g)(h)	$302	301,918
Total Short-Term Securities (Cost — $12,577,536) — 4.2%		12,577,536
Total Investments Before Options Written (Cost — $223,076,559*) — 99.6%		301,891,469

Options Written
(Premiums Received — $2,605,413) — (0.3)%		(879,806)
Total Investments Net of Options Written — 99.3%		301,011,663
Other Assets Less Liabilities — 0.7%		2,203,593

Net Assets — 100.0%		$303,215,256

Notes to Schedule of Investments

*	As of period end, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$224,543,087

Gross unrealized appreciation	$84,093,162
Gross unrealized depreciation	(6,744,780)

Net unrealized appreciation	$77,348,382

(a)	Non-income producing security.

(b)	All or a portion of security has been pledged and/or segregated as collateral in connection with outstanding exchange-traded options written.

(c)	Restricted securities as to resale, excluding 144A securities. As of period end, the Trust held restricted securities with a current value of $7,001,112 and an original cost of $5,333,686 which was 2.3% of its net assets.

(d)	Security, or a portion of security, is on loan.

(e)	All or a portion of security has been pledged as collateral in connection with outstanding OTC derivatives.

(f)	Represents the current yield as of report date.

(g)	During the period ended September 30, 2015, investments in issuers considered to be affiliates of the Trust for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

2	SEPTEMBER 30, 2015

Schedule of Investments (continued)	BlackRock Health Sciences Trust (BME)

Affiliates	Shares Held at December 31, 2014	Net Activity	Shares/ Beneficial Interest Held at September 30, 2015	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	3,271,616	9,004,002	12,275,618	$4,991
BlackRock Liquidity Series, LLC Money Market Series	—	—	$301,918	$3,137	[1]

[1]

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees, and collateral investment expenses, and other payments to and from borrowers of securities.

(h)	Security was purchased with the cash collateral from loaned securities. The Trust may withdraw up to 25% of its investment daily, although the manager of the BlackRock Liquidity Series LLC, Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

•

For Trust compliance purposes, the Trust’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

Derivative Financial Instruments Outstanding as of Period End

      Exchange-Traded Options Written

Description	Put/ Call	Strike Price		Expiration Date	Contracts	Value
AbbVie, Inc.	Call	USD	64.00	10/02/15	130	$(650)
Aetna, Inc.	Call	USD	121.00	10/02/15	27	(351)
Alexion Pharmaceuticals, Inc.	Call	USD	190.00	10/02/15	33	(330)
Allergan PLC	Call	USD	310.00	10/02/15	22	(110)
Amgen, Inc.	Call	USD	162.50	10/02/15	25	(125)
Anthem, Inc.	Call	USD	146.00	10/02/15	75	(1,950)
Biogen, Inc.	Call	USD	322.50	10/02/15	37	(1,850)
Celgene Corp.	Call	USD	136.00	10/02/15	143	(715)
Eli Lilly & Co.	Call	USD	86.50	10/02/15	111	(2,775)
Express Scripts Holding Co.	Call	USD	91.50	10/02/15	18	(90)
Gilead Sciences, Inc.	Call	USD	112.00	10/02/15	45	(292)
Isis Pharmaceuticals, Inc.	Call	USD	54.50	10/02/15	93	(1,860)
Medtronic PLC	Call	USD	77.50	10/02/15	4	(16)
Mylan NV	Call	USD	50.50	10/02/15	135	(945)
Shire PLC — ADR	Call	USD	230.00	10/02/15	40	(2,000)
Teva Pharmaceutical Industries Ltd. — ADR	Call	USD	70.00	10/02/15	35	(105)
UnitedHealth Group, Inc.	Call	USD	119.00	10/02/15	85	(2,762)
AbbVie, Inc.	Call	USD	64.00	10/09/15	127	(1,270)
Aetna, Inc.	Call	USD	123.00	10/09/15	28	(630)
Amgen, Inc.	Call	USD	157.50	10/09/15	32	(448)
Biogen, Inc.	Call	USD	317.50	10/09/15	32	(3,760)
Bristol-Myers Squibb Co.	Call	USD	60.00	10/09/15	90	(10,980)
Eli Lilly & Co.	Call	USD	82.50	10/09/15	115	(28,922)
HCA Holdings, Inc.	Call	USD	89.00	10/09/15	90	(1,350)
Medtronic PLC	Call	USD	72.00	10/09/15	234	(3,159)
Pfizer, Inc.	Call	USD	34.00	10/09/15	9	(54)
Teva Pharmaceutical Industries Ltd. — ADR	Call	USD	64.50	10/09/15	55	(770)
UnitedHealth Group, Inc.	Call	USD	116.00	10/09/15	77	(19,673)
Zoetis, Inc.	Call	USD	47.00	10/09/15	55	(1,375)
AmerisourceBergen Corp.	Call	USD	108.00	10/12/15	37	(52)
Dyax Corp.	Call	USD	23.33	10/15/15	55	(205)
Abbott Laboratories	Call	USD	45.00	10/16/15	186	(930)
AbbVie, Inc.	Call	USD	62.50	10/16/15	127	(1,270)
ACADIA Pharmaceuticals, Inc.	Call	USD	44.00	10/16/15	35	(1,575)
Alder Biopharmaceuticals, Inc.	Call	USD	45.00	10/16/15	50	(750)
Alexion Pharmaceuticals, Inc.	Call	USD	180.00	10/16/15	73	(3,285)
Alexion Pharmaceuticals, Inc.	Call	USD	190.00	10/16/15	36	(1,620)
Alkermes PLC	Call	USD	80.00	10/16/15	75	(2,250)
Allergan PLC	Call	USD	320.01	10/16/15	46	(787)
Alnylam Pharmaceuticals, Inc.	Call	USD	120.00	10/16/15	27	(1,350)
Amedisys, Inc.	Call	USD	41.00	10/16/15	90	(4,410)
Amedisys, Inc.	Call	USD	45.00	10/16/15	5	(95)
Amedisys, Inc.	Call	USD	47.00	10/16/15	25	(1,050)

SEPTEMBER 30, 2015	3

Schedule of Investments (continued)	BlackRock Health Sciences Trust (BME)

Description	Put/ Call	Strike Price		Expiration Date	Contracts	Value
Amgen, Inc.	Call	USD	160.00	10/16/15	32	$(128)
Anacor Pharmaceuticals, Inc.	Call	USD	140.00	10/16/15	13	(1,398)
Anacor Pharmaceuticals, Inc.	Call	USD	150.00	10/16/15	100	(5,000)
Baxalta, Inc.	Call	USD	40.00	10/16/15	91	(910)
Becton Dickinson and Co.	Call	USD	140.00	10/16/15	129	(3,870)
BioMarin Pharmaceutical, Inc.	Call	USD	130.00	10/16/15	45	(2,250)
Bio-Rad Laboratories, Inc.	Call	USD	140.00	10/16/15	16	(4,040)
Bristol-Myers Squibb Co.	Call	USD	62.50	10/16/15	350	(23,625)
Cardinal Health, Inc.	Call	USD	85.00	10/16/15	183	(2,745)
Celgene Corp.	Call	USD	125.00	10/16/15	83	(913)
Cempra, Inc.	Call	USD	40.00	10/16/15	100	(3,250)
Cerner Corp.	Call	USD	65.00	10/16/15	60	(750)
Cigna Corp.	Call	USD	145.00	10/16/15	65	(1,300)
Clovis Oncology, Inc.	Call	USD	115.00	10/16/15	50	(2,375)
Cooper Cos., Inc.	Call	USD	155.00	10/16/15	34	(3,060)
CR Bard, Inc.	Call	USD	195.00	10/16/15	18	(2,115)
CR Bard, Inc.	Call	USD	200.00	10/16/15	18	(945)
Eli Lilly & Co.	Call	USD	87.50	10/16/15	111	(8,325)
Express Scripts Holding Co.	Call	USD	87.50	10/16/15	20	(350)
Gilead Sciences, Inc.	Call	USD	115.00	10/16/15	96	(672)
Intra-Cellular Therapies, Inc.	Call	USD	45.00	10/16/15	34	(5,100)
Intuitive Surgical, Inc.	Call	USD	520.00	10/16/15	12	(570)
Jazz Pharmaceuticals PLC	Call	USD	180.00	10/16/15	40	(2,400)
Johnson & Johnson	Call	USD	95.00	10/16/15	12	(1,290)
Mallinckrodt PLC	Call	USD	100.00	10/16/15	68	(2,720)
McKesson Corp.	Call	USD	210.00	10/16/15	75	(1,875)
Neurocrine Biosciences, Inc.	Call	USD	60.00	10/16/15	123	(4,920)
Novartis AG — ADR	Call	USD	100.00	10/16/15	61	(610)
Perrigo Co. PLC	Call	USD	185.00	10/16/15	31	(620)
Pfizer, Inc.	Call	USD	33.00	10/16/15	146	(2,555)
Spark Therapeutics, Inc.	Call	USD	65.00	10/16/15	43	(11,180)
St. Jude Medical, Inc.	Call	USD	70.00	10/16/15	27	(202)
Stryker Corp.	Call	USD	100.00	10/16/15	120	(2,400)
UnitedHealth Group, Inc.	Call	USD	120.00	10/16/15	7	(1,256)
Universal Health Services, Inc., Class B	Call	USD	140.00	10/16/15	57	(2,565)
Universal Health Services, Inc., Class B	Call	USD	145.00	10/16/15	60	(3,000)
Valeant Pharmaceuticals International, Inc.	Call	USD	230.00	10/16/15	55	(825)
Vertex Pharmaceuticals, Inc.	Call	USD	140.00	10/16/15	60	(3,000)
Zafgen, Inc.	Call	USD	40.00	10/16/15	40	(12,400)
AbbVie, Inc.	Call	USD	62.50	10/23/15	12	(180)
Amgen, Inc.	Call	USD	155.00	10/23/15	25	(1,012)
Baxter International, Inc.	Call	USD	37.50	10/23/15	36	(792)
Eli Lilly & Co.	Call	USD	89.00	10/23/15	41	(3,526)
Express Scripts Holding Co.	Call	USD	85.50	10/23/15	40	(2,400)
Gilead Sciences, Inc.	Call	USD	110.00	10/23/15	45	(1,418)
HCA Holdings, Inc.	Call	USD	89.00	10/23/15	90	(4,050)
Humana, Inc.	Call	USD	190.00	10/23/15	17	(3,358)
Intercept Pharmaceuticals, Inc.	Call	USD	210.00	10/23/15	21	(7,980)
Merck & Co., Inc.	Call	USD	54.50	10/23/15	7	(74)
Pfizer, Inc.	Call	USD	33.50	10/23/15	58	(1,102)
Regeneron Pharmaceuticals, Inc.	Call	USD	570.00	10/23/15	41	(2,152)
Sarepta Therapeutics, Inc.	Call	USD	41.50	10/23/15	115	(18,687)
Teva Pharmaceutical Industries Ltd. — ADR	Call	USD	63.00	10/23/15	67	(1,508)
Teva Pharmaceutical Industries Ltd. — ADR	Call	USD	66.00	10/23/15	80	(520)
UnitedHealth Group, Inc.	Call	USD	123.00	10/23/15	7	(952)
Valeant Pharmaceuticals International, Inc.	Call	USD	257.50	10/23/15	62	(13,330)
Zoetis, Inc.	Call	USD	45.00	10/23/15	70	(4,375)
Amgen, Inc.	Call	USD	150.00	10/30/15	47	(7,450)
Anthem, Inc.	Call	USD	150.00	10/30/15	89	(16,643)
Celgene Corp.	Call	USD	126.00	10/30/15	44	(1,892)
Eli Lilly & Co.	Call	USD	85.50	10/30/15	59	(13,157)
Humana, Inc.	Call	USD	187.50	10/30/15	18	(5,040)
Illumina, Inc.	Call	USD	220.00	10/30/15	30	(2,850)
Johnson & Johnson	Call	USD	98.00	10/30/15	80	(5,280)
Merck & Co., Inc.	Call	USD	54.00	10/30/15	311	(9,175)

4	SEPTEMBER 30, 2015

Schedule of Investments (continued)	BlackRock Health Sciences Trust (BME)

Description	Put/ Call	Strike Price		Expiration Date	Contracts	Value
Pfizer, Inc.	Call	USD	33.50	10/30/15	77	$(2,272)
UnitedHealth Group, Inc.	Call	USD	124.00	10/30/15	185	(25,715)
Vertex Pharmaceuticals, Inc.	Call	USD	131.00	10/30/15	60	(6,750)
Aetna, Inc.	Call	USD	119.00	11/06/15	50	(9,250)
Celgene Corp.	Call	USD	120.00	11/06/15	38	(5,700)
Express Scripts Holding Co.	Call	USD	84.00	11/06/15	20	(3,180)
Medtronic PLC	Call	USD	70.50	11/06/15	127	(10,224)
Shire PLC — ADR	Call	USD	225.00	11/06/15	8	(3,040)
Teva Pharmaceutical Industries Ltd. — ADR	Call	USD	62.00	11/06/15	67	(4,120)
Incyte Corp.	Call	USD	130.12	11/17/15	96	(32,476)
Seattle Genetics, Inc.	Call	USD	48.70	11/18/15	50	(1,534)
Acceleron Pharma, Inc.	Call	USD	35.00	11/20/15	100	(48,000)
Alkermes PLC	Call	USD	70.00	11/20/15	75	(9,000)
AmerisourceBergen Corp.	Call	USD	100.00	11/20/15	37	(7,678)
BioMarin Pharmaceutical, Inc.	Call	USD	135.00	11/20/15	45	(12,150)
Boston Scientific Corp.	Call	USD	18.00	11/20/15	600	(13,200)
Celgene Corp.	Call	USD	120.00	11/20/15	38	(8,189)
Cooper Cos., Inc.	Call	USD	160.00	11/20/15	34	(5,270)
DexCom, Inc.	Call	USD	90.00	11/20/15	54	(25,380)
HealthEquity, Inc.	Call	USD	35.00	11/20/15	63	(1,890)
Insulet Corp.	Call	USD	30.50	11/20/15	55	(2,953)
Johnson & Johnson	Call	USD	95.50	11/20/15	80	(14,363)
McKesson Corp.	Call	USD	220.00	11/20/15	75	(2,062)
Nektar Therapeutics	Call	USD	14.00	11/20/15	350	(6,125)
Pfizer, Inc.	Call	USD	34.00	11/20/15	77	(2,426)
Sanofi — ADR	Call	USD	49.00	11/20/15	46	(6,325)
Shire PLC — ADR	Call	USD	225.00	11/20/15	8	(4,160)
St. Jude Medical, Inc.	Call	USD	70.00	11/20/15	27	(1,688)
Stryker Corp.	Call	USD	97.50	11/20/15	130	(25,350)
Ultragenyx Pharmaceutical, Inc.	Call	USD	115.00	11/20/15	70	(30,100)
Intra-Cellular Therapies, Inc.	Put	USD	35.00	10/16/15	44	(4,950)
Isis Pharmaceuticals, Inc.	Put	USD	38.00	10/16/15	41	(7,175)
Total						$(708,053)

      OTC Options Written

Description	Put/ Call	Counterparty	Expiration Date	Strike Price		Contracts	Value
Novartis AG	Call	Morgan Stanley & Co. International PLC	10/02/15	CHF	100.60	7,000	$—
St. Jude Medical, Inc.	Call	Morgan Stanley & Co. International PLC	10/06/15	USD	72.88	10,000	—
Actelion Ltd.	Call	Bank of America N.A.	10/09/15	CHF	140.66	4,000	(308)
Boston Scientific Corp.	Call	Citibank N.A.	10/12/15	USD	17.80	58,400	(2,361)
Novartis AG	Call	UBS AG	10/14/15	CHF	96.26	10,000	(2,347)
Phibro Animal Health Corp., Class A	Call	Morgan Stanley & Co. International PLC	10/15/15	USD	36.25	8,000	(569)
Intra-Cellular Therapies, Inc.	Call	Morgan Stanley & Co. International PLC	10/16/15	USD	45.00	10,000	(15,000)
Charles River Laboratories International, Inc.	Call	Goldman Sachs International	10/20/15	USD	71.90	17,000	(1,966)
Seres Therapeutics, Inc.	Call	Morgan Stanley & Co. International PLC	10/20/15	USD	40.26	5,700	(2,312)
AstraZeneca PLC	Call	Bank of America N.A.	10/27/15	GBP	44.19	6,000	(5,305)
Chugai Pharmaceutical Co. Ltd.	Call	Goldman Sachs International	10/27/15	JPY	4,364.07	19,500	(2,707)
Cigna Corp.	Call	Citibank N.A.	10/30/15	USD	146.78	6,500	(3,058)
FEI Co.	Call	UBS AG	10/30/15	USD	79.89	7,000	(4,956)
AstraZeneca PLC	Call	Morgan Stanley & Co. International PLC	11/04/15	GBP	44.03	5,700	(5,387)
Abbott Laboratories	Call	Citibank N.A.	11/09/15	USD	43.57	24,800	(9,297)
Boston Scientific Corp.	Call	Deutsche Bank AG	11/09/15	USD	16.41	53,000	(39,528)
Masimo Corp.	Call	Deutsche Bank AG	11/09/15	USD	42.12	12,400	(13,398)
St. Jude Medical, Inc.	Call	Citibank N.A.	11/09/15	USD	73.83	1,500	(339)
AstraZeneca PLC	Call	Bank of America N.A.	11/11/15	GBP	42.57	12,000	(21,107)
Roche Holding AG	Call	UBS AG	11/12/15	CHF	254.94	4,000	(41,808)
Total							$(171,753)

SEPTEMBER 30, 2015	5

Schedule of Investments (continued)	BlackRock Health Sciences Trust (BME)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments, refer to the Trust’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Trust’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks:
Biotechnology	$71,164,750	$3,833,918	—	$74,998,668
Electronic Equipment, Instruments & Components	1,475,408	—	—	1,475,408
Health Care Equipment & Supplies	57,275,548	—	—	57,275,548
Health Care Providers & Services	56,113,601	—	—	56,113,601
Health Care Technology	1,067,288	—	—	1,067,288
Life Sciences Tools & Services	7,901,144	—	—	7,901,144
Pharmaceuticals	71,534,859	14,344,038	—	85,878,897
Preferred Stocks[1]	—	—	$4,603,379	4,603,379
Short-Term Securities	12,275,618	301,918	—	12,577,536

Total	$278,808,216	$18,479,874	$4,603,379	$301,891,469

[1] See above Schedule of Investments for values in each industry.
	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[2]
Liabilities:
Equity contracts	$(655,683)	$(224,123)	—	$(879,806)

[2] Derivative financial instruments are options written, which are shown at value.

6	SEPTEMBER 30, 2015

Schedule of Investments (continued)	BlackRock Health Sciences Trust (BME)

A reconciliation of Level 3 investments is presented when the Trust had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Common Stocks	Preferred Stocks	Total
Assets:
Opening Balance, as of December 31, 2014	$251,899	$425,376	$677,275
Transfers into Level 3	—	—	—
Transfers out of Level 3	(251,899)	(425,376)	(677,275)
Accrued discounts/premiums	—	—	—
Net realized gain (loss)	—	—	—
Net change in unrealized appreciation/depreciation	—	137,274	137,274
Purchases		4,466,105	4,466,105
Sales	—	—	—

Closing Balance, as of September 30, 2015	—	$4,603,379	$4,603,379

Net change in unrealized appreciation/depreciation on investments still held at September 30, 2015	—	$137,273	$137,273

The following table summarizes the valuation techniques used and unobservable inputs utilized by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) to determine the value of certain of the Trust’s Level 3 investments as of period end. The table does not include Level 3 investments and derivative financial instruments with values based upon unadjusted third party pricing information in the amount of $4,203,885.

	Value	Valuation Techniques	Unobservable Inputs	Range of Unobservable Inputs Utilized
Assets:
Preferred Stocks	$399,494	Other	Midpoint of IPO[1]	14-16
			Discount for lockup[2]	5%
Total	$399,494

[1] Increase in unobservable input may result in a significant increase to value, while a decrease in the unobservable input may result in a significant decrease to value.
[2] Decrease in unobservable input may result in a significant increase to value, while an increase in the unobservable input may result in a significant decrease to value.

The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash	$(286,530)	—	—	$(286,530)
Foreign currency at value	93,204	—	—	93,204
Cash collateral on exchange-traded options written	325,290	—	—	325,290
Liabilities:
Collateral on securities loaned at value	—	$(301,918)	—	(301,918)

Total	$131,964	$(301,918)	—	$(169,954)

During the period ended September 30, 2015, there were no transfers between levels.

SEPTEMBER 30, 2015	7

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Health Sciences Trust

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock Health Sciences Trust

Date: November 23, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock Health Sciences Trust

Date: November 23, 2015

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of BlackRock Health Sciences Trust

Date: November 23, 2015